Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Summary of activity for related party loans
(Dollars in thousands)
	2025	2024
Beginning balance	$4,871	3,569
Disbursements	2,501	6,095
Repayments	(4,137)	(4,793)
Ending balance	$3,235	4,871